CONDENSED STATEMENTS OF CASH FLOWS (Parenthetical) - USD ($)	6 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
WILSON-DAVIS & CO., INC
SUPPLEMENTAL SCHEDULE OF CASH FLOW ACTIVITIES
Interest Paid	$ 25,694	$ 28,905
Cash paid for income taxes	$ 530	$ 19,000